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<FILENAME>dec0713f.txt


					       UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                           WASHINGTON D.C. 20549
                                                FORM 13F
                                           FORM 13F COVER PAGE


Report for the Calendar Year Ended: December 31, 2007
Check here if Amendment [ ]; Amendment number:
This Amendment (Check only one.): 	          [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    				          Epic Capital Management Inc.
Address:           				  2 Toronto Street, Suite 400
          					  Toronto, Ontario Canada
					          M5C 2B6

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stephen Miller
Title:  Chief Financial Officer
Phone:  416-703-6786
Signature, 			Place, 				and Date of Signing:
Stephen Miller                  Toronto, Canada                 January 31, 2008
Report Type (Check only one.):
				[X] 13F HOLDINGS REPORT.
				[ ] 13F NOTICE.
				[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        None
Form 13F Information Table Entry Total:   11
Form 13F Information Table Value Total:   $116,870 (thousands)

List of Other Included Managers:	  None

FORM 13F INFORMATION TABLE


NAME OF ISSUER	  TITLE OF  CUSIP     VALUE    SHARES/	 SH/  PUT/ INVSTMT OTHER	VOTING AUTHORITY
		  cLASS	     	      (x$1000) PRN AMT	 PRN  CALL DSCRETN MANAGERS SOLE      SHARED  NONE
----------------- --------- --------- -------- -------- ---   ---- ------- -------- --------- ------- ----
BCE INC		  COM	    05534B760  31,689	 797,400 SH	   SOLE		      797,400   0      0
BIONOVO INC	  COM	    090643107      96 	  56,000 SH	   SOLE		       56,000   0      0
ENCANA CORP	  COM	    292505104	  200 	   2,940 SH	   SOLE		        2,940   0      0
ENTREE GOLD INC	  COM       29383G100	1,010	 400,000 SH	   SOLE		      400,000   0      0
MINEFINDERS LTD   COM	    602900102  15,300  1,354,000 SH        SOLE		    1,354,000   0      0
RUBICON 	  COM	    78112T107   1,807     76,100 SH        SOLE		       76,100   0      0
  TECHNOLOGY INC
SUNCOR ENERGY INC CALL	    867229906	  622 	 300,000 SH CALL   SOLE			    0   0      0
TECK COMINCO LTD  CL B	    878742204  16,830 	 471,300 SH	   SOLE		      471,300   0      0
TESCO CORP	  COM	    88157K101  17,558 	 612,400 SH	   SOLE		      612,400   0      0
THOMSON CORP      COM	    884903105     212      5,200 SH	   SOLE		        5,200   0      0
YAMANA GOLD INC	  COM	    98462Y100  31,546  2,437,900 SH	   SOLE		    2,437,900   0      0